Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Restricted Cash
Restricted cash	$ 786	$ 787
Letter of Credit
Restricted Cash
Restricted cash	600
Security Deposit
Restricted Cash
Restricted cash	$ 200